RESEARCH AND DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of research and development costs
Research and development costs are as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Research and development costs expensed during the year	559,582	527,847	556,617
Amortization of capitalized development costs	139,629	115,191	100,502
Total research and development costs	699,211	643,038	657,119